Stockholders' Equity (Deficit) (Details Textual) $ / shares in Units, shares in Thousands, $ in Thousands						1 Months Ended							3 Months Ended		12 Months Ended
	Jun. 06, 2020 $ / shares shares	Nov. 11, 2019 USD ($)	Aug. 21, 2019 USD ($) $ / shares shares	Jul. 12, 2019 USD ($) $ / shares	Mar. 18, 2016 $ / shares shares	Feb. 21, 2020 USD ($) shares	Dec. 24, 2019 shares	Dec. 20, 2019 USD ($) shares	Oct. 31, 2019 $ / shares shares	Oct. 28, 2019	May 31, 2017 $ / shares shares	Mar. 31, 2017 $ / shares shares	Mar. 31, 2018 shares	Dec. 31, 2017 OptionAward shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares	Jan. 27, 2020 shares	Oct. 15, 2019 shares
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value | $ / shares															$ 0.001	$ 0.001
Common stock, par value | $ / shares															$ 0.001	$ 0.001
Common stock, shares authorized															200,000	100,000
Common stock, shares issued													300	2,718	85,876	52,571
Common stock, shares outstanding															85,291	51,986
Treasury shares															585
Number of shares issued													300	2,926
Conversion of stock description										The Company issued 2,243 shares of the Company’s common stock to investors in exchange for the March and May 2017 warrants. Upon the issuance of the 2,243 shares, the March and May 2017 warrants were extinguished. The fair value of the shares issued was $2,186, and the fair value of the warrants was $1,966 resulting in a loss of $220 that was recognized on the exchange.
Gross proceed from private placement | $															$ 2,000
Loss on exchange of warrants | $															$ (2,099)
Granted shares									2,243		1,000	1,875
Exercise price | $ / shares				$ 0.59					$ 0.59		$ 5.50	$ 7
Option shares														2,909
Vesting period														4 years
Fair market value, percentage													100.00%	100.00%
Option awards | OptionAward														12
Stock Compensation, description													The replacement options had a fair value of $467, which was less than the fair value of the existing awards exchanged and therefore an incremental share-based compensation cost was not recognized and the $467 will be recognized in periods through December 2018.	The replacement and new options had a fair value of $10,290, of which $4,507 (including $3,286 of fair value adjustments to the new instruments) was recognized as share-based compensation in the three months ended December 31, 2017 and the remaining $5,783 will be recognized in periods through December 2021.
Non Qualified Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock															5,560
Option, description															The individuals were granted options to purchase 2,909 shares of Company common stock that vest at a rate of 25% per year from 2018 to 2021, subject to continued employment by the Company. As with the replacement options, the new options have an exercise price set at 100% of the fair market value of the Company’s stock price on the effective date of the grant. Share-based compensation costs of $1,684 for grants not yet recognized will be recognized as expense through 2021, subject to any change for actual versus estimated forfeitures.	The Company entered into a settlement agreement with a former consultant which provided for the issuance of options for 7 shares of common stock in addition to other terms. The options entitle the holders to purchase shares of common stock for $0.98 per share through November 2023.
Exercise price | $ / shares																$ 0.98
Stock price | $ / shares																$ 0.98
Expected term																4 years
Volatility																148.00%
Discount rate																2.51%
Non Qualified Stock Option [Member] | Black Scholes Model [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price | $ / shares															$ 2.60
Stock price | $ / shares															$ 2.60
Expected term															4 years
Volatility															97.00%
Discount rate															2.03%
2017 Omnibus plan [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued															4,000
Fair market value, percentage															100.00%
Options grant to purchase shares of common stock															663
Expected term															4 years
Volatility															84.00%
Discount rate															1.12%
Exchange existing awards															525
Share-based compensation costs | $															$ 629
2013 Incentive Stock Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Fair market value, percentage													100.00%
Options grant to purchase shares of common stock													300
Incentive stock plan, description															Under the 2013 Incentive Stock Plan, the Company may grant incentive stock in the form of stock options, stock awards and stock purchase offers of up to 5,500 shares of common stock to Company employees, officers, directors, consultants and advisors. The type of grant, vesting provisions, exercise price and expiration dates are to be established by the Board at the date of grant. At the time of the Merger, 5,497 shares were available to issue under the 2013 Incentive Stock Plan.
Exchange existing awards													300
Minimum [Member] | Non Qualified Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price | $ / shares															$ 0.50
Stock price | $ / shares															0.50
Minimum [Member] | 2013 Incentive Stock Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price | $ / shares															2.10
Stock price | $ / shares															$ 2.10
Expected term															4 years
Volatility															95.00%
Discount rate															2.22%
Maximum [Member] | Non Qualified Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price | $ / shares															$ 1.35
Stock price | $ / shares															1.35
Maximum [Member] | 2013 Incentive Stock Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price | $ / shares															2.60
Stock price | $ / shares															$ 2.60
Expected term															5 years 2 months 12 days
Volatility															105.00%
Discount rate															2.70%
Forecast [Member]
Stockholders' Equity (Deficit) (Textual)
Stock option, shares	3,362,500
Forecast [Member] | Minimum [Member]
Stockholders' Equity (Deficit) (Textual)
Stock price per share | $ / shares	$ 0.73
Forecast [Member] | Maximum [Member]
Stockholders' Equity (Deficit) (Textual)
Stock price per share | $ / shares	$ 2.60
Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued			300
Gross proceed from private placement | $		$ 1,000
Stock sale and issued to investors, description		The Company and two accredited investors entered into a securities purchase agreement (the "Securities Purchase Agreement") pursuant to which the Company sold and issued to the investors an aggregate of 1 share of Series C Convertible Preferred Stock, par value $0.001 per share (the "Series C Preferred Stock"), at a price of $1,000 per share (the "Private Placement").
Investors stock and warrants, description		The Company issued to each investor a warrant (a “Warrant”) to purchase a number of shares of common stock of the Company, par value $0.001 per share (“Common Stock”), equal to the number of shares of Common Stock issuable upon conversion of the Series C Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the “Exercise Price”) and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock for the five trading days prior to July 22, 2020 is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series C Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series C Convertible Preferred Stock based on the $0.73 conversion price.
Stock conversion price description		Each share of the Series C Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the “Stated Value”) and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the “Conversion Price”).
Exercise price | $ / shares			$ 0.51	$ 2.50
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued			1
Stock consideration received per transaction | $			$ 2
Stock price per share | $ / shares			$ 0.001
Conversion price | $ / shares															$ 0.51
Conversion of converted common stock																		3,761
Ecoark Holdings Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock					5,000
Preferred stock, par value | $ / shares					$ 0.001
Investors stock and warrants, description					The Company issued to each investor a warrant (a “Warrant”) to purchase a number of shares of common stock of the Company, par value $0.001 per share (“Common Stock”), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the investor. Each Warrant has an exercise price equal to $0.51, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the “Exercise Price”) and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.
Stock conversion price description					Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the “Stated Value”) and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the “Conversion Price”).
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value | $ / shares					$ 0.001										$ 0.001
Common stock, shares authorized					100,000
Common stock, shares issued						8									8,945
Common stock, shares valued | $						$ 5
Number of shares issued															200,000	5,500
Debt amount | $															$ 11,771
Stock price per share | $ / shares															$ 0.59
Fair valu of shares issued | $				$ 3,293
Fair value of warrants | $				2,455
Loss on exchange of warrants | $				$ 839
Transaction amount | $																$ 3,237
Exchange agreement, description				The Company entered into an exchange agreement with investors that are the holders of March and August 2018 warrants. As a result of a cashless exercise, the Company issued 4,277 shares of the Company’s common stock to the investors. Upon the issuance of the 4,277 shares, the March and August 2018 warrants for 5,677 shares were extinguished.
Warrants shares																	3,922
Conversion amount | $															$ 2,525
Principal amount | $															290
Accured interest | $															3,855
Conversion outstanding amount | $
Ecoark Holdings Common Stock [Member] | Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued			300
Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued								248
Common stock for services							247	128	120
Loss on share value | $								$ 100